UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Revelation Capital Management Ltd.
           --------------------------------------------------
Address:   5A, Waterloo Lane
           --------------------------------------------------
           Pembroke, HM 08, Bermuda
           --------------------------------------------------

Form 13F File Number:  28-14283
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kuchanny
           --------------------------------------------------
Title:     Chairman and Chief Executive Officer
           --------------------------------------------------
Phone:     +1 (441) 296-7130
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Chris Kuchanny             Pembroke, Bermuda         5/15/12
       ------------------------   -------------------------  ----------
          [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:        $261,304
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPINE TOTAL DYNAMIC DIVID F COM SBI        021060108   11,368  2,398,400 SH       SOLE                 2,398,400
ANGLOGOLD ASHANTI LTD        SPONSORED ADR  035128206    1,654     44,809 SH       SOLE                    44,809
BHP BILLITON LTD             SPONSORED ADR  088606108   24,400    337,015 SH       SOLE                   337,015
COMSTOCK MNG INC             COM            205750102    2,122  1,082,489 SH       SOLE                 1,082,489
CROSSROADS SYS INC           COM NEW        22765D209    3,451    595,000 SH       SOLE                   595,000
EATON VANCE TAX MNGD GBL DV  COM            27829F108   10,467  1,181,400 SH       SOLE                 1,181,400
EATON VANCE TX MGD DIV EQ IN COM            27828N102    3,172    332,812 SH       SOLE                   332,812
FUTUREFUEL CORPORATION       COM            36116M106   57,036  5,194,517 SH       SOLE                 5,194,517
ICICI BK LTD                 ADR            45104G104    4,676    134,097 SH       SOLE                   134,097
ISHARES INC                  MSCI TAIWAN    464286731      939     70,000 SH       SOLE                    70,000
ISHARES INC                  MSCI ITALY     464286855    2,259    172,708 SH       SOLE                   172,708
ISHARES INC                  MSCI HONG KONG 464286871    7,534    431,847 SH       SOLE                   431,847
LAS VEGAS SANDS CORP         COM            517834107   16,523    287,000 SH       SOLE                   287,000
LONGWEI PETROLEUM INV HLDG L COM            543354104      712    423,636 SH       SOLE                   423,636
MAG SILVER CORP              COM            55903Q104    2,798    277,055 SH       SOLE                   277,055
MORGAN STANLEY CHINA A SH FD COM            617468103    8,091    413,000 SH       SOLE                   413,000
NIPPON TELEG & TEL CORP      SPONSORED ADR  654624105    3,584    158,458 SH       SOLE                   158,458
QIAO XING MOBILE COMM CO LTD SHS            G73031109    1,474  1,473,995 SH       SOLE                 1,473,995
RIO TINTO PLC                SPONSORED ADR  767204100    3,177     57,142 SH       SOLE                    57,142
SPROTT PHYSICAL SILVER TR    TR UNIT        85207K107   22,965  1,684,906 SH       SOLE                 1,684,906
SUPERCONDUCTOR TECHNOLOGIES  COM NEW        867931305    1,779  2,280,445 SH       SOLE                 2,280,445
TATA MTRS LTD                SPONSORED ADR  876568502    3,898    144,527 SH       SOLE                   144,527
UNI PIXEL INC                COM NEW        904572203    2,880    534,411 SH       SOLE                   534,411
UNITED MICROELECTRONICS CORP SPON ADR NEW   910873405   64,345 26,263,352 SH       SOLE                26,263,352

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